Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Income:
Loans	$ 18,428,185	$ 19,416,904	$ 21,583,028
Mortgage-Backed Securities	5,273,457	6,036,955	5,267,280
Investment Securities	4,196,609	4,017,705	3,588,794
Other	7,501	10,600	8,265
Total Interest Income	27,905,752	29,482,164	30,447,367
Interest Expense:
NOW and Money Market Accounts	429,539	568,397	813,278
Statement Savings Accounts	30,315	26,600	33,897
Certificate Accounts	1,811,651	1,990,003	2,566,220
FHLB Advances and Other Borrowings	1,336,620	2,640,197	3,529,553
Senior Convertible Debentures	486,720	486,720	486,720
Junior Subordinated Debentures	104,334	101,139	103,268
Total Interest Expense	4,199,179	5,813,056	7,532,936
Net Interest Income	23,706,573	23,669,108	22,914,431
Provision For Loan Losses		(450,000)	(2,645,381)
Net Interest Income After Provision For Loan Losses	23,706,573	23,219,108	20,269,050
Non-Interest Income:
Gain on Sale of Investment Securities	1,886,081	436,871	1,325,823
Gain on Sale of Loans	689,843	620,994	779,554
Service Fees on Deposit Accounts	1,076,102	1,176,849	1,152,875
Commissions From Insurance Agency	472,145	424,969	453,446
Trust Income	608,800	542,000	520,000
Bank Owned Life Insurance Income	423,000	554,364	339,000
Check Card Fee Income	969,710	901,998	853,027
Revenue from Grants	229,848	851,999	929,346
Other	651,720	652,739	542,733
Total Non-Interest Income	7,007,249	6,162,783	6,895,804
Non-Interest Expense:
Compensation and Employee Benefits	12,180,420	11,308,610	10,964,366
Occupancy	1,903,288	1,995,283	1,970,403
Advertising	416,322	484,056	355,678
Depreciation and Maintenance of Equipment	1,706,397	1,665,454	1,598,067
FDIC Insurance Premiums	611,157	691,937	746,389
Amortization of Intangibles	0	11,970	50,004
Net Cost of Operation of Other Real Estate Owned	524,345	541,840	1,582,168
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Repayment and Penalties	787,851	178,067	589,023
Repayments of Federal Home Loan Bank Borrowings	15,000,000	5,000,000	30,000,000
Other	4,401,016	4,390,766	4,177,210
Total Non-Interest Expense	22,530,796	21,267,983	22,033,308
Income Before Income Taxes	8,183,026	8,113,908	5,131,546
Provision For Income Taxes	2,067,099	2,303,168	1,340,384
Net Income	6,115,927	5,810,740	3,791,162
Preferred Stock Dividends	440,000	440,000	440,000
Net Income Available To Common Shareholders	$ 5,675,927	$ 5,370,740	$ 3,351,162
Net Income Per Common Share (Basic)	$ 1.93	$ 1.82	$ 1.14
Net Income Per Common Share (Diluted)	1.84	1.75	1.12
Cash Dividend Per Share On Common Stock	$ 0.32	$ 0.32	$ 0.32
Weighted Average Shares Outstanding (Basic)	2,944,001	2,944,001	2,944,001
Weighted Average Shares Outstanding (Diluted)	3,248,312	3,248,201	3,248,201